UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05767

DWS Strategic Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 143.9%
Arizona 2.1%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,145,000	1,153,209
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,712,305

		2,865,514
California 12.1%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,080,160
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	1,520,661
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,080,280
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,524,009
California, State General Obligation:
5.25%, 4/1/2035	1,230,000	1,262,423
5.5%, 3/1/2040	1,000,000	1,034,750
5.75%, 4/1/2031	1,000,000	1,068,220
6.0%, 4/1/2038	1,000,000	1,107,630
6.5%, 4/1/2033	1,950,000	2,269,137
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series A, AMT, 0.06% **, 2/1/2041, LOC: Fannie Mae, Freddie Mac	250,000	250,000
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,151,540
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,284,920
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	290,000	296,151
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	539,750

		16,469,631
Colorado 1.2%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	691,242
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	440,000	389,950
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	576,264

		1,657,456
Connecticut 2.7%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,154,160
Mashantucket, CT, Mashantucket Western Pequot Tribe, 144A, 4.0%, 7/1/2031	2,245,069	1,532,125

		3,686,285
District of Columbia 0.7%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	194,148
Series A, AMT, 5.0%, 10/1/2043	850,000	816,757

		1,010,905
Florida 9.9%
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	480,000	405,211
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	1,000,000	739,770
Florida, Tolomato Community Development District, Special Assessment:
Series A-2, Step-up Coupon, 0% to 5/1/2017, 6.61% to 5/1/2039	50,000	36,879
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	66,172
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	24,517
5.4%, 5/1/2037	1,725,000	1,572,631
Series 1, 6.55%, 5/1/2027	10,000	9,525
Series 2, 6.55%, 5/1/2027	400,000	149,996
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	155,460
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	175,000	170,529
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,238,975
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	322,498
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
6.75%, 11/15/2029	1,385,000	1,450,192
Prerefunded, 6.75%, 11/15/2029	215,000	231,576
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2030	165,000	159,294
Series A, AMT, 5.0%, 10/1/2031	30,000	28,691
Series A, 5.5%, 10/1/2041	3,000,000	3,077,730
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,057,449
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	1,590,000	1,542,491

		13,439,587
Georgia 7.6%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,253,275
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	963,190
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	356,636
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,138,510
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	2,000,000	2,269,240
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,015,750
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,050,620
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,306,059
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,062,640

		10,415,920
Guam 2.4%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,050,020
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,010,090
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043 (a)	215,000	214,271
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,001,690

		3,276,071
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	534,650
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	325,664
Illinois 7.6%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041	2,000,000	2,153,180
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	1,000,000	937,740
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2042	590,000	562,140
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	1,769,960
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	975,140
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,048,840
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	917,650
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	293,700
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	393,291
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,014,780
Illinois, State General Obligation, 5.5%, 7/1/2038	130,000	123,255
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014, GTY: GreenGold Ray Energies, Inc.	170,000	170,979

		10,360,655
Indiana 1.8%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	568,853
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	906,580
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	983,060

		2,458,493
Iowa 1.1%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	1,009,740
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	575,000	501,636

		1,511,376
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	309,753
Kentucky 4.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,077,640
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	373,118
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,319,647

		5,770,405
Louisiana 4.2%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,040,440
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,454,790
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	170,183
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,024,120

		5,689,533
Maine 1.1%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,093,580
Maine, State Housing Authority Mortgage Revenue, Series B, AMT, 0.07% **, 11/15/2036, SPA: State Street Bank & Trust Co.	400,000	400,000

		1,493,580
Maryland 4.4%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,757,190
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	1,000,000	579,980
Series B, 5.25%, 12/1/2031	1,000,000	579,980
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	500,000	580,070
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	1,013,090
6.0%, 1/1/2028	1,385,000	1,432,561

		5,942,871
Massachusetts 4.8%
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	250,000	17,250
Series A, 7.875%, 6/1/2044	250,000	17,250
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,675,000	1,629,926
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,790,698
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% **, 10/1/2038, LOC: TD BankNorth NA	600,000	600,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	505,485	2,826
Series A-2, 5.5%, 11/15/2046	101,629	70,261
Series A-1, 6.25%, 11/15/2039	1,903,948	1,518,779
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	845,073

		6,492,063
Michigan 6.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	242,068
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	930,180
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	827,570
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,702,960
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,036,560
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,000,000	1,195,810
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,305,694

		8,240,842
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,144,550
Mississippi 1.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	275,495
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	983,760
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	466,346

		1,725,601
Missouri 2.2%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	1,794,980
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	740,000	682,087
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	455,110

		2,932,177
Nevada 6.8%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: NATL	5,140,000	5,677,952
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	1,991,820
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,570,384

		9,240,156
New Hampshire 2.3%
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,445,550
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,711,377

		3,156,927
New Jersey 6.5%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	290,000	302,806
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	704,218
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series NN, 5.0%, 3/1/2030	500,000	506,415
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	880,000	855,897
New Jersey, State Transportation Trust Fund Authority:
Series AA, 5.0%, 6/15/2038	840,000	827,030
Series B, 5.5%, 6/15/2031	1,500,000	1,577,430
New Jersey, State Turnpike Authority, Series A, 5.0%, 1/1/2038	1,190,000	1,186,597
New Jersey, Tobacco Settlement Financing Corp., Series 1A, 4.75%, 6/1/2034	4,280,000	2,931,286

		8,891,679
New York 9.1%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	270,718
Series E, 5.0%, 11/15/2042	305,000	297,656
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	743,791
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: NATL	8,260,000	8,853,150
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	2,000,000	2,253,200

		12,418,515
North Carolina 0.8%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,109,220
Ohio 1.8%
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	1,000,000	978,210
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,518,080

		2,496,290
Pennsylvania 3.2%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, 7.25%, 7/1/2039	2,000,000	2,231,060
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	574,734
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	522,100	522,742
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, 5.875%, 1/1/2032	1,000,000	960,890

		4,289,426
Puerto Rico 7.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	3,014,640
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	1,605,000	1,400,314
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	737,840
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,000,000	810,870
Series A, 6.5%, 8/1/2044	2,000,000	1,893,280
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	1,655,580

		9,512,524
South Carolina 1.3%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	950,000	791,018
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	951,810

		1,742,828
Tennessee 1.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	545,475
5.0%, 12/15/2018	540,000	595,134
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,124,570

		2,265,179
Texas 17.3%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	976,550
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	967,990
Central Texas, Regional Mobility Authority Revenue, Series A, 5.0%, 1/1/2043	225,000	192,728
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	545,000	540,607
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	925,470
Series D, AMT, 5.0%, 11/1/2038	2,000,000	1,828,860
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	2,000,000	1,999,840
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	1,976,625
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	2,092,540
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A, 5.45%, 11/15/2038	2,410,000	1,923,614
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	856,540
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	1,977,402
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	596,835
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	461,330
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	991,099
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,203,220
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	152,077
5.0%, 12/15/2031	335,000	305,748
5.0%, 12/15/2032	1,000,000	904,520
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	1,280,000	1,196,045
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	547,271

		23,616,911
Virginia 1.7%
Virginia, Route 460 Funding Corp., Toll Road Revenue, Series A, 5.0%, 7/1/2052	1,000,000	780,360
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,544,072

		2,324,432
Washington 2.7%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	595,000	596,244
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,054,940
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	1,000,000	956,840

		3,608,024
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	476,100
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,110,000	1,189,465
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,778,361
Wisconsin, University Hospitals & Clinics Authority, Series A, 5.0%, 4/1/2038	145,000	138,098

		3,582,024

Total Municipal Bonds and Notes (Cost $187,708,092)		196,007,717
Municipal Inverse Floating Rate Notes (b) 12.6%
California 3.2%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,121,349	2,236,629
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,930,312	2,035,210
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.344%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,271,839
New York 4.4%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,535,000	6,039,709
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 18.183%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
Tennessee 5.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	5,918,585	6,826,891
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.196%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $15,781,041)		17,138,439

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,489,133) †	156.5	213,146,156
MTPS, at Liquidation Value	(44.4)	(60,475,000)
ARPS, at Liquidation Value	(7.0)	(9,525,000)
Other Assets and Liabilities, Net	(5.1)	(6,967,781)

Net Assets Applicable to Common Shareholders	100.0	136,178,375

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2013.

†
The cost for federal income tax purposes was $191,728,706.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $10,802,411.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,858,738 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,056,327.

(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes(d)	$—	$213,146,156	$—	$213,146,156
Total	$—	$213,146,156	$—	$213,146,156

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013